Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,556,515	$ 169,404
Stock-based compensation expense	507,864	442,813
Alternative minimum tax credit carryforwards	15,336	19,283
Reserves and allowances	263,609	97,587
Inventory	269,865	59,320
Accrued expenses and deferred income	53,442	8,824
Severance	27,555
Charitable contributions	1,260	1,317
Total current deferred tax assets	5,695,446	798,548
Section 481 (a) adjustment		(24,450)
Property and equipment		(7,600)
Total deferred tax liabilities		(32,050)
Net current deferred tax assets	5,695,446	766,498
Valuation allowance	(5,695,446)
Net deferred tax assets		$ 766,498